ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I - CONDENSED STATEMENTS OF OPERATIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating costs and expenses	¥ (9,773,796)	$ (1,497,900)	¥ (6,326,256)	¥ (2,802,506)
Foreign exchange losses	101,534	15,561	(24,875)	(2,563)
Other income, net	112,884	17,300	140,278	7,696
Income before income tax expense	4,081,745	625,555	2,967,287	1,659,671
Income tax expenses	(586,036)	(89,814)	(465,983)	(466,360)
Net (loss) income	3,495,709	535,741	2,501,304	1,193,311
Deemed dividend				(3,097,733)
Net (loss) income attributable to ordinary shareholders of the Company	3,496,606	535,878	2,501,595	(1,904,422)
360 Finance, Inc | Reportable legal entities
Operating costs and expenses	(16,453)	(2,522)	(12,922)	(10,367)
Interest income (loss)	(2,349)	(360)	712	187
Foreign exchange losses	(376)	(58)	(491)	(11,518)
Other income, net	15,148	2,322	453
Net loss before taxes and income from equity in subsidiaries and VIEs	(4,030)	(618)	(12,248)	(21,698)
Equity in earnings of subsidiaries and VIEs	3,500,636	536,496	2,513,843	1,215,009
Income before income tax expense	3,496,606	535,878	2,501,595	1,193,311
Net (loss) income	3,496,606	535,878	2,501,595	1,193,311
Deemed dividend				(3,097,733)
Net (loss) income attributable to ordinary shareholders of the Company	¥ 3,496,606	$ 535,878	¥ 2,501,595	¥ (1,904,422)